Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (24.8)	$ (41.4)	$ (17.1)	$ (117.8)	$ (194.0)
Less: Net loss attributable to noncontrolling interest			0.0	0.0	(1.4)
Net loss attributable to ADS Waste Holdings, Inc.			(17.1)	(117.8)	(192.6)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	194.8	207.0	271.7	284.8	126.2
Amortization of interest rate cap premium	1.5	1.9	2.1	1.3	0.0
Amortization of terminated derivative contracts			0.0	6.0	1.0
Interest accretion loss contracts, other debt and long-term liabilities			2.2	2.7	1.2
Amortization of debt issuance costs	14.5	14.0	15.1	12.6	5.0
Accretion of original issue discount			4.9	5.0	1.1
Accretion on landfill retirement obligations	10.0	9.3	13.5	15.0	8.1
Provision for doubtful accounts	2.7	2.9	4.2	7.7	2.8
Loss on sale of property and equipment			0.8	2.6	2.1
Debt extinguishment loss			0.0	0.0	9.4
Share based compensation	1.6	1.8	4.5	4.6	1.3
Change in fair value of derivative instruments	(8.7)	0.0	27.3	0.0	0.0
Amortization of other long-term assets			0.3	0.0	0.0
Deferred tax benefit	(15.8)	(14.8)	(84.5)	(57.0)	(18.5)
Earnings in equity investee	(1.1)	0.1	(0.1)	(0.3)	(0.2)
Impairment of assets	6.4	0.0	5.3	25.5	124.9
Changes in operating assets and liabilities, net of businesses acquired
Decrease (increase) in accounts receivable	6.8	(4.2)	1.7	(5.1)	(37.6)
Decrease (increase) in prepaid expenses and other current assets	7.6	7.4	1.1	(2.2)	0.1
Decrease (increase) in parts and supplies			0.2	(0.6)	0.2
Decrease (increase) in other assets	0.9	1.8	2.9	(1.1)	(7.6)
Increase in accounts payable	(1.8)	(0.2)	3.8	5.7	10.5
(Decrease) increase in accrued expenses			(6.6)	(0.3)	17.3
(Decrease) increase in unearned revenue	(2.5)	(3.1)	(1.7)	4.6	25.8
Increase (decrease) in other long-term liabilities			5.4	(1.4)	(5.2)
Capping, closure and post-closure expenditures	(11.2)	(6.7)	(13.8)	(12.0)	(6.2)
Payment for interest rate caps			0.0	0.0	(5.0)
Payment to extinguish interest rate swaps			0.0	0.0	(7.5)
Net cash provided by operating activities	206.6	194.8	243.2	180.3	55.2
Cash flows from investing activities
Purchases of property and equipment and construction and development	(129.7)	(144.0)	(196.4)	(158.1)	(86.4)
Proceeds from sale of property and equipment	1.7	1.9	3.0	3.4	1.5
Proceeds from maturity of securities			0.0	5.0	0.0
Purchase of intangibles			0.0	0.0	(0.4)
Repayments of notes receivable			0.0	0.1	0.2
Acquisition of businesses, net of cash acquired	(25.0)	(8.7)	(9.9)	(50.4)	(1,895.4)
Proceeds from disposition of businesses	11.6	2.1	2.1	45.2	0.0
Net cash used in investing activities	(126.4)	(148.7)	(201.2)	(154.8)	(1,980.5)
Cash flows from financing activities
Proceeds from borrowings on long-term debt	35.0	75.0	95.0	184.0	2,395.3
Repayment on long-term debt	(103.9)	(100.0)	(141.3)	(196.8)	(518.6)
Deferred financing charges	0.0	(1.2)	(1.3)	(22.9)	(73.0)
Bank overdraft	(1.3)	0.0	1.4	(3.3)	0.6
(Return of capital)/proceeds from issuance of shares and capital contributions			(9.0)	0.0	157.4
Distributions of retained earnings			0.0	0.0	(23.5)
Other financing activities	(1.1)	0.1	2.2	6.7	(1.0)
Net cash used in financing activities	(78.3)	(27.9)	(53.0)	(32.3)	1,937.2
Net increase in cash and cash equivalents	1.9	18.2	(11.0)	(6.8)	11.9
Cash and cash equivalents, beginning of year	$ 1.0	$ 12.0	12.0	18.8	6.9
Cash and cash equivalents, end of year			$ 1.0	$ 12.0	$ 18.8